Grant Park Absolute Return Fund
Class	A	GPHAX
Class	C	GPHCX
Class	I	GPHIX
Class	N	GPHNX

855.501.4758

grantparkfunds.com

Summary Prospectus January 30, 2017, as amended June 1, 2017

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 30, 2017, as amended June 1, 2017 along with the Fund’s annual report dated September 30, 2016, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at grantparkfunds.com. You can also obtain these documents at no cost by calling 855.501.4758 or by sending an email request to OrderGrantPark@geminifund.com.

Investment Objective

The Fund seeks to provide positive absolute returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section of the Fund’s Prospectus titled, How to Purchase Shares.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee as a % of amount redeemed if sold within 60 days	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	5.90%	5.96%	6.12%	6.48%
Interest Expenses	0.03%	0.02%	0.02%	0.02%
Remaining Other Expenses	5.87%	5.94%	6.10%	6.46%
Acquired Fund Fees and Expenses(1)	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	7.85%	8.66%	7.82%	8.43%
Fee Waiver(2)	(5.73)%	(5.80)%	(5.96)%	(6.32)%
Total Annual Fund Operating Expenses After Fee Waiver	2.12%	2.86%	1.86%	2.11%
(1)	Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
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(2)	The Adviser has contractually agreed to waive its fee and reimburse expenses of the Fund, until at least April 30, 2018 to ensure the total annual Fund operating expenses after fee waiver (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.89%, 2.64%, 1.64%, and 1.89% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class N shares. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of: 1) the expense cap in effect at the time of the waiver; or 2) the expense cap in effect at the time of recapture. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days' written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$778	$2,257	$3,653	$6,810
C	$289	$1,994	$3,576	$7,053
I	$189	$1,757	$3,238	$6,589
N	$214	$1,890	$3,453	$6,914

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets across multiple investment growth strategies and a fixed income strategy.

Investment Growth Strategy

In pursuing its investment growth strategy, the Fund will buy and sell futures contracts to gain exposure to the returns of U.S. and European and other international equity indices including the S&P 500, the Nasdaq 100, the FTSE 100, Dax and the Dow Jones Eurostoxx 50. The Fund may also invest in a total return swap that provides exposure to the trading program of one or more commodity trading advisors (“CTAs”) in order to pursue investment growth opportunities in futures markets.

In managing the Fund’s direct exposure to futures contracts, the Fund executes an actively managed, price-driven quantitative program that uses model-based trading strategies to identify and capture price trends across a variety of market conditions. The Fund will utilize a variety of sub-strategies, including:

•	Momentum: Seeks to profit from medium-term market trends by identifying persistent bullish or bearish price movement
•	Mean Reversion: Seeks to take advantage of short-term price movements in volatile markets
•	Trend Reversion: Seeks to exploit short-term dislocations of longer-term trends; and
•	Intra-Day Models: Seeks short-term dislocations in intra-day trends

In the absence of any buy or sell signals from the model, the Fund will not pursue any new or expanded trading positions. The sub-adviser actively manages investment risk in seeking to provide downside protection from sustained or sudden adverse price movements. In seeking to fulfill the Fund's investment objective, the sub-adviser may engage in frequent trading of the Fund's portfolio investments. The Adviser may add or remove sub-advisers in pursuing the Fund’s investment objective.

The Fund may use a total return swap to replicate the returns of a particular CTA’s trading program. The underlying trading program invests in futures contracts that are tied to (a) interest rates, (b) energy, agricultural, livestock, metals and industrial markets, (c) global stock indices and (d) currencies. In order to provide the Fund with exposure to certain CTA trading programs within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund may invest up to 25% of its total assets in a swap, underlying commodity pool or other investments through a wholly-owned and controlled subsidiary, GPARF Fund Limited (the “Subsidiary”).

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Fixed Income Strategy

In pursuing its fixed income strategy, the Fund seeks to generate interest income and to preserve principal by investing in shares of Grant Park Fixed Income Fund, another mutual fund that is also advised by the Adviser (the “Affiliated Fund”). The Affiliated Fund invests primarily in investment-grade fixed income securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, and (6) mortgage-backed securities.

The Affiliated Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the Adviser to be of comparable quality. However, the Affiliated Fund's portfolio will be invested without restriction as to issuer country, type of entity, or issuer’s capitalization.

DELEGATION OF PORTFOLIO MANAGEMENT TO SUB-ADVISER

The Adviser has delegated elements of management of the Fund's portfolio, including the selection of a portion of the Fund’s investments, to a sub-adviser. The Adviser retains responsibility for various aspects of the Fund’s management including setting the Fund’s overall investment strategies, monitoring and evaluating the performance of the sub-adviser, implementing procedures to ensure the sub-adviser complies with the Fund’s investment policies and restrictions.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in the Affiliated Fund.

Affiliated Fund Risk: Investments in other investment companies, including the Affiliated Fund, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Affiliated Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Adviser may receive management or other fees from the Affiliated Fund in which the Fund may invest. It is possible that a conflict of interest among the Fund and the Affiliated Fund could affect how the Adviser fulfills its fiduciary duties to the Fund and the Affiliated Fund.

Commodities Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk: The Fund's investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund's investing activities.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Emerging Market Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Liquidity Risk: Certain Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk: The Adviser's and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Sub-Advisers rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments and provide risk management insights.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments or strategies that they are intended to hedge or replicate. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk: The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. Returns for Class A, C, N and T, which are not presented, will vary from the returns of Class I shares because of differing expenses for the various share classes. The performance table compares the performance of the Fund's Class I, Class A, Class C and Class N shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily net asset value per share information is available at no cost by visiting www.grantparkfunds.com or by calling 855.501.4758.

Grant Park absolute return Fund

Class I Annual Total Return

For Calendar Years Ended December 31

Best Quarter	Third Quarter 2016	7.22%
Worst Quarter	First Quarter 2016	0.64%

The total return for Class I shares from January 1, 2017 to March 31, 2017 was 4.32%.

Performance Table

Average Annual Total Returns

For periods ended December 31, 2016

	One Year	Since Inception (4/30/15)
Class I shares Return before taxes	12.25%	3.27%
Class I Return after taxes on distributions	11.17%	2.67%
Class I Return after taxes on distributions and sale of Fund shares	7.52%	2.40%
Class A shares Return before taxes	5.54%	(0.56)%
Class C shares Return before taxes	11.04%	2.21%
Class N shares Return before taxes	11.84%	2.97%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index(1)	0.33%	0.22%
(1)	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the fund expenses, including sales charges if applicable. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A, C, N and T shares will vary from Class I shares.

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Investment Adviser

Dearborn Capital Management, LLC.

Portfolio Manager

David M. Kavanagh, President of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2011.

SUB-ADVISER

Revolution Capital Management, LLC.

SUB-ADVISER PORTFOLIO MANAGER

Michael Mundt, PhD, Principal, has served the Fund as a Portfolio Manager since it commenced operations.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website, or through your broker. Redemptions will be paid by ACH, check or wire transfer. The Fund or its adviser may waive any of the minimum initial and subsequent investment amounts.

GPARF	Minimum Investment
Class	Initial	Subsequent
A	$2,500	$100
C	$2,500	$100
I	$25,000	$1,000
N	$2,500	$100

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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